Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Stock-Based Compensation [Abstract]
Schedule of Restricted Stock Awards

The following is a schedule summarizing restricted stock awards for the periods indicated:

	December 31, 2024
	Three Months Ended		Six Months Ended
	Number of Shares	Weighted Average Grant Date Fair Value per Price	Number of Shares	Weighted Average Grant Date Fair Value per Price
Beginning balance	6,923	$1.90	10,597	$1.90
Issued	-	-	-	-
Vested	(3,674)	1.90	(7,348)	1.90
Forfeited	-	-	-	-
Ending balance	3,249	$1.90	3,249	$1.90

	December 31, 2023
	Three Months Ended		Six Months Ended
	Number of Shares	Weighted Average Grant Date Fair Value per Price	Number of Shares	Weighted Average Grant Date Fair Value per Price
Beginning balance	21,619	$1.90	75,293	$1.97
Issued	-	-	-	-
Vested	(3,675)	1.90	(57,349)	1.99
Forfeited	-	-	-	-
Ending balance	17,944	$1.90	17,944	$1.90

The following is a schedule summarizing restricted stock awards for the periods indicated:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at July 1, 2022	344,426	$1.90
Granted	150,000	2.00
Vested	(419,133)	1.92
Forfeited	-	-
Outstanding at June 30, 2023	75,293	$1.97
Granted	-	-
Vested	(64,696)	1.98
Forfeited	-	-
Outstanding at June 30, 2024	10,597	$1.90

Schedule of Estimates Fair Value of Each Option Award

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The Company used the following assumptions for to estimate the fair value of stock options for the period presented:

	Six Months Ended December 31,
	2024	2023
Weighted-average fair value	$1.89	$2.48
Expected volatility	113.9% - 122.4%	104.9% - 106.6%
Expected term	1.0 years - 5.3 years	5.0 years - 6.2 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.87% - 4.31%	3.94% - 4.92%

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The Company used the following assumptions for to estimate the fair value of stock options for the period presented:

	Year Ended June 30,
	2024	2023
Weighted-average fair value	$2.52	$2.45
Expected volatility	105% - 114%	100% - 134%
Expected term	5.0 years - 6.2 years	5.0 years - 7.0 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.94% - 4.92%	1.26% - 4.24%

Schedule of Stock Option Activity

The following is a schedule summarizing stock option activities for the periods presented:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at October 1, 2024	1,056,487	$2.42	$794,863
Granted	54,000	3.12
Exercised	(155,666)	2.11
Expired/forfeited	-	-
Outstanding at December 31, 2024	954,821	$2.51	$4,908,085
Exercisable at December 31, 2024	665,348	$2.44	$3,469,609

Outstanding at October 1, 2023	995,500	$2.33	$965,500
Granted	7,000	2.90
Exercised	-	-
Expired/forfeited	(41,375)	2.09
Outstanding at December 31, 2023	961,125	$2.35	$566,485
Exercisable at December 31, 2023	481,560	$2.20	$350,521

(1)	Represents the excess of the fair value on the last day of period (which was $7.65 and $2.90 as of December 31, 2024 and 2023, respectively) over the exercise price, multiplied by the number of options.
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2024	1,068,000	$2.41	$1,257,520
Granted	66,000	3.12
Exercised	(155,666)	2.11
Expired/forfeited	(23,959)	2.39
Outstanding at December 31, 2024	954,821	$2.51	$4,908,085
Exercisable at December 31, 2024	665,348	$2.44	$3,469,609

Outstanding at July 1, 2023	1,034,000	$2.31	$639,775
Granted	13,500	3.11
Exercised	-	-
Expired/forfeited	(86,375)	2.04
Outstanding at December 31, 2023	961,125	$2.35	$566,485
Exercisable at December 31, 2023	481,560	$2.20	$350,521

The following is a schedule summarizing stock option activities for the periods presented:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2023	1,034,000	$2.31	$639,775
Granted	120,821	3.01
Exercised	-	-
Expired/cancelled	(201,000)	2.08
Outstanding at June 30, 2024	953,821	$2.45	$1,087,178
Exercisable at June 30, 2024	550,116	$2.36	$673,901

(1)	Represents the excess of the fair value on the last day of period (which was $3.59 as of June 30, 2024) over the exercise price, multiplied by the number of options.

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2022	817,750	$2.00	$-
Granted	471,250	2.68
Exercised	-	-
Expired/cancelled	(255,000)	2.00
Outstanding at June 30, 2023	1,034,000	$2.31	$639,775
Exercisable at June 30, 2023	360,060	$2.05	$309,248

(1)	Represents the excess of the fair value on the last day of period (which was $2.90 as of June 30, 2023) over the exercise price, multiplied by the number of options.